UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.7%
COMMUNICATIONS 3.1%
TELECOMMUNICATION 2.1%
AT&T	22,352	$863,458
Verizon Communications	59,900	2,989,010
		3,852,468
TOWERS 1.0%
American Tower Corp.	17,003	1,738,897
TOTAL COMMUNICATIONS		5,591,365
CONSUMER—CYCLICAL 7.2%
AUTO PARTS EQUIPMENT 0.4%
Delphi Automotive PLC (Jersey)	13,150	841,600
MEDIA 6.1%
The Walt Disney Co.	38,500	3,816,120
Time Warner	40,715	3,738,452
Twenty-First Century Fox, Class A	126,027	3,542,619
		11,097,191
RETAIL 0.7%
Kohl’s Corp.	22,775	1,225,978
TOTAL CONSUMER—CYCLICAL		13,164,769
CONSUMER—NON-CYCLICAL 3.0%
AGRICULTURE 1.4%
Altria Group	39,269	2,510,467
COSMETICS/PERSONAL CARE 0.8%
Coty, Class A(a)	83,400	1,560,414
RETAIL 0.8%
CVS Caremark Corp.	18,012	1,384,943
TOTAL CONSUMER—NON-CYCLICAL		5,455,824
ENERGY 13.3%
OIL & GAS 9.9%
Anadarko Petroleum Corp.	107,441	7,429,545
Apache Corp.	27,800	1,833,410
EOG Resources	32,536	3,335,591
Exxon Mobil Corp.	30,800	2,688,840
Noble Energy	72,400	2,762,784
		18,050,170

	Number of Shares	Value
OIL & GAS SERVICES 3.4%
Baker Hughes	80,289	$5,164,991
Helmerich & Payne	13,427	1,015,753
		6,180,744
TOTAL ENERGY		24,230,914
FINANCIAL 30.9%
BANKS 15.7%
Bank of America Corp.	314,242	6,636,791
BNP Paribas (EUR) (France)	23,088	1,340,456
Comerica	31,097	1,982,434
Fifth Third Bancorp	163,017	4,241,702
Huntington Bancshares	177,000	2,205,420
PNC Financial Services Group	42,350	4,681,369
Wells Fargo & Co.	140,207	7,419,755
		28,507,927
CREDIT CARD 1.1%
Discover Financial Services	29,800	2,019,546
DIVERSIFIED FINANCIAL SERVICES 6.2%
Ameriprise Financial	17,500	1,998,675
BlackRock	6,020	2,232,156
JPMorgan Chase & Co.	89,187	7,150,122
		11,380,953
INSURANCE 7.9%
Assurant	19,600	1,692,264
Chubb Ltd. (Switzerland)	34,860	4,462,080
Hartford Financial Services Group	91,200	4,297,344
Lincoln National Corp.	14,878	953,680
MGIC Investment Corp.(a)	117,900	1,069,353
Prudential Financial	18,826	1,893,895
		14,368,616
TOTAL FINANCIAL		56,277,042
HEALTH CARE 11.4%
HEALTH CARE EQUIPMENT & SUPPLIES 3.9%
Abbott Laboratories	38,172	1,453,208
Medtronic PLC (Ireland)	32,437	2,368,226
Teleflex	8,000	1,183,440

	Number of Shares	Value
Zimmer Holdings	20,935	$2,132,439
		7,137,313
HEALTH CARE PROVIDERS & SERVICES 0.6%
Cigna Corp.	7,447	1,003,409
HEALTHCARE PRODUCTS 3.5%
Johnson & Johnson	44,428	4,944,836
Patterson Cos.	36,743	1,423,424
		6,368,260
PHARMACEUTICAL 3.4%
Bristol-Myers Squibb Co.	32,000	1,806,080
Pfizer	138,207	4,441,973
		6,248,053
TOTAL HEALTH CARE		20,757,035
INDUSTRIALS 10.4%
AEROSPACE & DEFENSE 1.6%
General Dynamics Corp.	17,118	3,001,641
AIR FREIGHT & COURIERS 3.5%
FedEx Corp.	33,300	6,382,611
DIVERSIFIED MANUFACTURING 3.5%
Eaton Corp. PLC (Ireland)	16,700	1,110,717
Honeywell International	45,700	5,207,058
		6,317,775
ROAD & RAIL 1.8%
CSX Corp.	92,200	3,301,682
TOTAL INDUSTRIALS		19,003,709
MATERIALS 2.9%
CHEMICALS 1.5%
PPG Industries	17,300	1,659,589
Trinseo SA (Luxembourg)	17,137	1,003,371
		2,662,960
METALS & MINING 1.4%
ArcelorMittal SA (Luxembourg)(a)	175,802	1,330,821

	Number of Shares	Value
Steel Dynamics	35,600	$1,263,088
		2,593,909
TOTAL MATERIALS		5,256,869
PIPELINES—PIPELINES—C-CORP 1.5%
Kinder Morgan	122,200	2,712,840
TECHNOLOGY 11.6%
COMPUTERS 4.4%
Apple	46,010	5,085,025
Western Digital Corp.	45,200	2,877,432
		7,962,457
INTERNET SERVICE PROVIDER 1.4%
Alphabet, Class A(a)	3,300	2,560,404
SEMICONDUCTORS 1.8%
Broadcom Ltd. (Singapore)	18,500	3,154,065
SOFTWARE 1.0%
Cadence Design Systems(a)	69,800	1,834,344
TELECOMMUNICATION EQUIPMENT 3.0%
Cisco Systems	70,400	2,099,328
QUALCOMM	50,102	3,413,449
		5,512,777
TOTAL TECHNOLOGY		21,024,047
UTILITIES 3.4%
ELECTRIC UTILITIES 1.9%
NextEra Energy	31,333	3,579,168
REGULATED ELECTRIC 1.5%
Alliant Energy Corp.	75,065	2,696,335
TOTAL UTILITIES		6,275,503
TOTAL COMMON STOCK (Identified cost—$143,963,669)		179,749,917
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.25%(b)	500,000	500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$500,000)		500,000

TOTAL INVESTMENTS (Identified cost—$144,463,669)	99.0%	$180,249,917

OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	1,823,776

NET ASSETS	100.0%	$182,073,693

Glossary of Portfolio Abbreviations

EUR	Euro Currency

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of November 30, 2016.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$179,749,917	$179,749,917	$—	$—
Short-Term Investments	500,000	—	500,000	—
Total Investments(a)	$180,249,917	$179,749,917	$500,000	$—

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of November 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$144,463,669
Gross unrealized appreciation	$37,486,817
Gross unrealized depreciation	(1,700,569)
Net unrealized appreciation	$35,786,248

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin			Name: James Giallanza
Title: President and Principal Executive Officer			Title: Principal Financial Officer

Date: January 24, 2017